JHD
Nuveen High Income December 2019 Target Term Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 0.2% (0.2% of Total Investments)
	CONVERTIBLE BONDS – 0.2% (0.2% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.2%
$641	Whiting Petroleum Corp	1.250%	4/01/20	BB-	$625,142
$641	Total Convertible Bonds (cost $630,090)				625,142
	Total Long-Term Investments (cost $630,090)				625,142

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 99.9% (99.8% of Total Investments)
	COMMERCIAL PAPER – 98.5%
	Air Freight & Logistics – 2.8%
$5,000	United Parcel Service Inc, 144A	0.000%	11/18/19	$4,983,467
2,500	United Parcel Service Inc, 144A	0.000%	11/20/19	2,492,361
7,500	Total Air Freight & Logistics			7,475,828
	Automobiles – 0.7%
2,000	Ford Motor Credit Co LLC, 144A	0.000%	11/18/19	1,990,267
	Banks – 25.5%
1,600	Barclays Bank PLC	0.000%	11/05/19	1,596,624
5,000	Bayerische Landesbank/New York	0.000%	11/20/19	4,985,486
5,000	Canada	0.000%	11/15/19	4,988,000
5,000	DNB Bank ASA, 144A	0.000%	11/18/19	4,986,000
3,000	Erste Abwicklungsanstalt, 144A	0.000%	11/04/19	2,994,192
5,000	Erste Finance Delaware LLC, 144A	0.000%	11/14/19	4,987,350
5,000	European Investment Bank	0.000%	11/20/19	4,986,389
5,000	Hannover Funding Co LLC, 144A	0.000%	11/06/19	4,985,200
5,000	Manhattan Asset Funding Co LLC, 144A	0.000%	11/14/19	4,987,350
5,000	Matchpoint Finance PLC, 144A	0.000%	11/20/19	4,985,347
5,728	Mitsubishi UFJ Trust and Banking Corporation	2.120%	11/21/19	5,733,068
5,000	Sheffield Receivables Co LLC, 144A	0.000%	11/20/19	4,984,236
300	Skandinaviska Enskilda Banken AB/New York NY	2.570%	11/01/19	300,090
3,000	Swedbank AB	0.000%	11/19/19	2,991,017
5,000	Toronto-Dominion Bank, 144A	0.000%	11/20/19	4,985,972
5,000	Victory Receivables Corp, 144A	0.000%	11/08/19	4,988,917
68,628	Total Banks			68,465,238

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Beverages – 1.8%
$4,000	Coca-Cola Co, 144A	0.000%	11/06/19	$3,992,080
345	Coca-Cola Co, 144A	0.000%	11/12/19	344,070
500	Coca-Cola Co.	0.000%	11/14/19	498,595
4,845	Total Beverages			4,834,745
	Capital Markets – 6.5%
10,000	Bennington Stark Capital Co LLC, 144A	0.000%	11/21/19	9,969,967
5,000	IntercontinentalExchange Inc, 144A	0.000%	11/20/19	4,985,555
2,500	Ridgefield Funding Co LLC, 144A	0.000%	11/19/19	2,492,786
17,500	Total Capital Markets			17,448,308
	Diversified Financial Services – 39.6%
5,000	Atlantic Asset Securitization LLC, 144A	0.000%	11/13/19	4,987,637
5,000	Barton Capital SA, 144A	0.000%	11/14/19	4,987,228
3,000	Cancara Asset Securitisation LLC	0.000%	11/13/19	2,992,439
5,000	CDP Financial Inc, 144A	0.000%	11/15/19	4,987,625
5,000	Chariot Funding LLC, 144A	0.000%	11/15/19	4,985,937
4,000	Chesham Finance LLC, 144A	0.000%	11/18/19	3,985,973
1,000	Chesham Finance LLC	0.000%	11/20/19	996,722
3,500	Concord Minutemen Capital Co LLC	0.000%	11/15/19	3,490,594
5,000	CRC Funding LLC, 144A	0.000%	11/12/19	4,987,750
5,000	Crown Point Capital Co LLC, 144A	0.000%	11/20/19	4,985,486
5,000	Ebury Finance LLC, 144A	0.000%	11/20/19	4,983,611
5,000	Fairway Finance Co LLC, 144A	0.000%	11/20/19	4,984,514
1,250	Gotham Funding Corp	0.000%	10/01/19	1,250,000
5,000	Great Bridge Capital Co LLC, 144A	0.000%	11/15/19	4,986,375
5,000	Halkin Finance LLC, 144A	0.000%	11/18/19	4,982,467
450	JP Morgan Securities LLC	0.000%	11/22/19	448,473
5,000	Jupiter Securitization Co LLC, 144A	0.000%	11/15/19	4,985,938
3,500	Kells Funding LLC	0.000%	11/18/19	3,489,780
5,000	LMA-Americas LLC, 144A	0.000%	11/15/19	4,985,750
2,500	Mont Blanc Capital Corp, 144A	0.000%	11/18/19	2,492,400
2,500	Mont Blanc Capital Corp, 144A	0.000%	11/19/19	2,492,684
5,000	Mountcliff Funding LLC, 144A	0.000%	11/15/19	4,986,437
5,000	National Securities Clearing Corp, 144A	0.000%	11/20/19	4,986,042
5,000	Old Line Funding LLC, 144A	0.000%	11/08/19	4,988,389
5,000	Versailles Commercial Paper LLC, 144A	0.000%	11/15/19	4,986,875
5,000	White Plains Capital Co LLC, 144A	0.000%	11/20/19	4,982,292
106,700	Total Diversified Financial Services			106,399,418
	Electric Utilities – 0.4%
1,145	Hydro-Quebec, 144A	0.000%	11/05/19	1,142,774

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Electrical Equipment – 1.9%
$5,000	ST Engineering North America Inc, 144A	0.000%	11/15/19	$4,987,687
	Energy Equipment & Services – 3.3%
5,000	Chevron Corp, 144A	0.000%	11/08/19	4,987,122
4,000	Schlumberger Investment SA, 144A	0.000%	11/18/19	3,989,173
9,000	Total Energy Equipment & Services			8,976,295
	Food Products – 1.9%
2,000	Nestle Capital Corp, 144A	0.000%	11/20/19	1,989,524
3,000	Nestle Finance International Ltd	0.000%	11/20/19	2,991,083
5,000	Total Food Products			4,980,607
	Industrial Conglomerates – 1.9%
5,000	Anglesea Funding LLC, 144A	0.000%	11/20/19	4,983,680
	Insurance – 2.5%
5,000	MetLife Short Term Funding LLC, 144A	0.000%	11/08/19	4,987,703
1,750	Prudential PLC, 144A	0.000%	11/08/19	1,745,271
6,750	Total Insurance			6,732,974
	Oil, Gas & Consumable Fuels – 1.9%
5,000	Exxon Mobil Corp	0.000%	11/19/19	4,986,729
	Pharmaceuticals – 4.1%
5,000	Novartis Finance Corp, 144A	0.000%	11/01/19	4,991,389
6,000	Pfizer Inc, 144A	0.000%	11/14/19	5,983,280
11,000	Total Pharmaceuticals			10,974,669
	Road & Rail – 3.7%
5,000	Toyota Industries Commercial Finance Inc, 144A	0.000%	11/13/19	4,987,697
5,000	Wheels Inc, 144A	0.000%	11/14/19	4,987,472
10,000	Total Road & Rail			9,975,169
$265,068	Total Commercial Paper (cost $264,354,388)			264,354,388

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.3% (1.3% of Total Investments)
$3,500	Federal Home Loan Bank Discount Notes	0.000%	11/20/19	Aaa	$3,490,521
	Total U.S. Government and Agency Obligations (cost $3,490,521)				3,490,521

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	REPURCHASE AGREEMENTS – 0.1%
$125	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $124,587 collateralized $110,000 U.S. Treasury Bonds, 2.875%, due 5/15/43, value $127,276	0.850%	10/01/19	$124,584
	Total Repurchase Agreements (cost $124,584)			124,584
	Total Short-Term Investments (cost $267,969,493)			267,969,493
	Total Investments (cost $268,599,583) – 100.1%			268,594,635
	Other Assets Less Liabilities – (0.1)%			(206,358)
	Net Assets Applicable to Common Shares – 100%			$268,388,277
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Bonds	$ —	$625,142	$ —	$625,142
Short-Term Investments:
Commercial Paper	—	264,354,388	—	264,354,388
U.S. Government and Agency Obligations	—	3,490,521	—	3,490,521
Repurchase Agreements	—	124,584	—	124,584
Total	$ —	$268,594,635	$ —	$268,594,635

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.